PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET
The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	June 30, 2023	December 31, 2022
Rental tools and equipment	5-10	184,284	160,973
Buildings and improvements	5-40	6,239	5,781
Office furniture, fixtures and equipment	3-5	2,282	2,101
Transportation and equipment	3-5	796	827
Construction in progress		286	9

Total property, plant and equipment		193,887	169,691
Less: accumulated deprecation		(129,437)	(125,537)

Property, plant and equipment, net		$64,450	$44,154

Total depreciation expense for the three months ended June 30, 2023 and 2022 was approximately $4.7 million and $4.9 million, respectively. Total depreciation expense for the six months ended June 30, 2023 and 2022 was approximately $9.7 million and $10.0 million, respectively. The Company has not acquired any property, plant and equipment under capital leases.
Property, plant and equipment, net, were concentrated within the United States. As of June 30, 2023 and December 31, 2022, property, plant and equipment, net held within the United States was $62.6 million and $41.8 million, respectively, or 97% and 95% of total property, plant and equipment, net, respectively. As of June 30, 2023 and December 31, 2022 property, plant and equipment, net held outside of the United States, in Canada, was $1.9 million and $2.3 million, or 3% and 5% of total property, plant and equipment net for both periods.

NOTE 4 — PROPERTY, PLANT AND EQUIPMENT, NET
The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	December 31, 2022	December 31, 2021
Land	—	$—	$898
Rental tools and equipment	5 – 10	160,973	152,986
Buildings and improvements	5 – 40	5,781	5,177
Office furniture, fixtures and equipment	3 – 5	2,101	1,869
Transportation and equipment	3 – 5	827	947
Construction in progress		9	166

Total property, plant and equipment		169,691	162,043
Less: accumulated deprecation		(125,537)	(117,651)

Property, plant and equipment, net		$44,154	$44,392

Total depreciation expense for the year ended December 31, 2022 and 2021 was approximately $19.6 million and $20.6 million, respectively. The Company has not acquired any property, plant and equipment under capital leases.
Property, plant and equipment, net, were concentrated within the United States. As of December 31, 2022 and 2021 property, plant and equipment, net held within the United States was $41.8 million and $42.1 million, respectively, or 95% of total property, plant and equipment, net for both periods. As of December 31, 2022 and 2021 property, plant and equipment, net held outside of the United States, in Canada, was $2.3 million, or 5% of total property, plant and equipment net for both periods.